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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                       811-09913
       -------------------------------------------------------------------------


                           AIM Counselor Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


  Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/04
                          ----------

Item 1.  Schedule of Investments.

                       AIM ADVANTAGE HEALTH SCIENCES FUND
          Quarterly Schedule of Portfolio Holdings o November 30, 2004

       Effective October 15, 2004, INVESCO Advantage Health Sciences Fund was renamed AIM Advantage Health Sciences Fund


[YOUR GOALS. OUR SOLUTIONS]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           I-AHS-QTR-1 11/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                                                      MARKET
                                                                               SHARES                                 VALUE
=================================================================================================================================
DOMESTIC COMMON STOCKS & OTHER

EQUITY INTERESTS--62.81%

BIOTECHNOLOGY--12.10%

Amgen Inc.                                       (a)                           186,000                               $ 11,167,440
---------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                                 (a)                             6,000                                    352,169
---------------------------------------------------------------------------------------------------------------------------------
Cellomics, Inc. (Acquired 10/02/00;
     Cost $3,499,996)                            (a)(b)(c)(d)                8,869,999                                          0
---------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                     (a)                           122,500                                  1,470,000
---------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                   (a)                               600                                     23,940
---------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                  (a)                            36,000                                  1,737,037
---------------------------------------------------------------------------------------------------------------------------------
GenoPlex, Inc. (Acquired 09/15/97-06/25/98;
     Cost $408,490)                              (a)(b)(c)(d)(e)             3,663,120                                          0
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                            (a)                            52,000                                  1,791,920
---------------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.                    (a)                             3,000                                     20,730
---------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                       (a)                           235,000                                  1,109,200
---------------------------------------------------------------------------------------------------------------------------------
Neurogenetics, Inc. (Acquired 09/15/97-06/25/98;
     Cost $202,031)                              (a)(b)(c)(d)                   67,828                                     67,828
---------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                        (a)                            68,200                                  3,244,956
---------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp.                                   (a)                             8,300                                    351,422
---------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                        (a)                             7,900                                    143,148
=================================================================================================================================
                                                                                                                       21,479,790
=================================================================================================================================

HEALTH CARE EQUIPMENT--20.06%

AeroGen, Inc.                                    (a)                            18,979                                     37,389
---------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                               36,000                                  2,156,760
---------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.                                                      223,700                                  7,080,105
---------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                         80,000                                  4,382,400
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                          (a)                            65,000                                  2,262,650
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.             (a)                             4,000                                    226,160
---------------------------------------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.                     (a)                            25,050                                    648,795
---------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                   82,000                                  5,316,060
---------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                    (a)                            10,000                                    322,300
---------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                         (a)                            19,000                                    980,400
---------------------------------------------------------------------------------------------------------------------------------
IntraLase Corp.                                  (a)                            24,900                                    444,465
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                108,000                                  5,189,400
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired 04/23/04;
     Cost $688)                                  (a)(b)(c)(d)(e)                 3,623                                        688
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.-Wts.,
     expiring 08/13/06 (Acquired 10/18/01-
     04/23/04; Cost $240)                        (b)(c)(d)(e)(f)                10,144                                          0
---------------------------------------------------------------------------------------------------------------------------------
     expiring 09/17/06 (Acquired 10/05/01-
     04/23/04; Cost $96)                         (b)(c)(d)(e)(f)                 4,057                                          0
---------------------------------------------------------------------------------------------------------------------------------
     expiring 10/19/06 (Acquired 11/07/01-
     04/23/04; Cost $96)                         (b)(c)(d)(e)(f)                 4,057                                          0
---------------------------------------------------------------------------------------------------------------------------------
SonoSite, Inc.                                   (a)                            30,000                                    895,500
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                           (a)                           146,000                                  5,568,440
---------------------------------------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.                  (a)                             6,800                                    102,000
=================================================================================================================================
                                                                                                                       35,613,512
=================================================================================================================================

HEALTH CARE FACILITIES--1.09%

Community Health Systems, Inc.                   (a)                            70,000                                  1,935,500
=================================================================================================================================


I-AHS-QTR-1                            F-1

                                                                                                                      MARKET
                                                                               SHARES                                 VALUE
=================================================================================================================================
HEALTH CARE SERVICES--2.45%

Caremark Rx, Inc.                                 (a)                           45,000                                $ 1,609,200
---------------------------------------------------------------------------------------------------------------------------------
DaVita Inc.                                       (a)                           60,000                                  1,993,200
---------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.                                (a)                           83,000                                    582,660
---------------------------------------------------------------------------------------------------------------------------------
PRA International                                 (a)                            6,700                                    151,822
=================================================================================================================================
                                                                                                                        4,336,882
=================================================================================================================================

MANAGED HEALTH CARE--4.65%

Aetna Inc.                                                                      37,000                                  4,384,870
---------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                   (a)                           80,000                                  3,872,000
=================================================================================================================================
                                                                                                                        8,256,870
=================================================================================================================================

PHARMACEUTICALS--22.46%

Barr Pharmaceuticals, Inc.                        (a)                           24,000                                    937,200
---------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                       215,800                                  5,071,300
---------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                         (a)                          223,000                                  8,690,310
---------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                          (a)                           60,000                                    751,200
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                               35,000                                  2,111,200
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                            17,000                                    625,430
---------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                  (a)                           18,300                                    493,917
---------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                    344,800                                  9,575,096
---------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                           25,000                                    446,250
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                          280,000                                 11,163,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       39,865,503
=================================================================================================================================
      Total Domestic Common Stocks & Other Equity
            Interests (Cost $106,106,677)                                                                             111,488,057
=================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--23.41%

CANADA--1.43%

QLT Inc. (Biotechnology)                          (a)                          158,800                                  2,548,740
=================================================================================================================================

FRANCE--5.49%

Sanofi-Aventis-ADR (Pharmaceuticals)                                           258,000                                  9,742,080
=================================================================================================================================

GERMANY--0.21%

Altana A.G. (Pharmaceuticals)                     (g)                            5,000                                    273,540
---------------------------------------------------------------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                (g)                            3,000                                     95,084
=================================================================================================================================
                                                                                                                          368,624
=================================================================================================================================

ISRAEL--1.88%

Teva Pharmaceutical Industries Ltd.-
     ADR (Pharmaceuticals)                                                     122,580                                  3,343,982
=================================================================================================================================

JAPAN--8.68%

Eisai Co., Ltd. (Pharmaceuticals)                 (g)                          285,000                                  8,476,956
---------------------------------------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd. (Pharmaceuticals)(g)                          140,000                                  3,611,839
---------------------------------------------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals) (g)                           15,000                                    213,931
---------------------------------------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals) (g)                            3,000                                     58,353
---------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)  (g)                           15,000                                    735,696
---------------------------------------------------------------------------------------------------------------------------------

I-AHS-QTR-1                            F-2

                                                                                                                      MARKET
                                                                               SHARES                                 VALUE
=================================================================================================================================
JAPAN--(CONTINUED)

Yamanouchi Pharmaceutical Co., Ltd.
(Pharmaceuticals)                                   (g)                         63,400                                $ 2,307,284
=================================================================================================================================
                                                                                                                       15,404,059
=================================================================================================================================

NETHERLANDS--0.19%

Akzo Nobel N.V.-ADR (Diversified Chemicals)                                      8,000                                    331,120
=================================================================================================================================

SWITZERLAND--3.25%

Novartis A.G.-ADR (Pharmaceuticals)                                             76,000                                  3,651,800
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                (g)                         20,198                                  2,119,480
=================================================================================================================================
                                                                                                                        5,771,280
=================================================================================================================================

UNITED KINGDOM--2.28%

GlaxoSmithKline PLC-
     ADR (Pharmaceuticals)                                                      95,000                                  4,041,300
=================================================================================================================================
Total Foreign Stocks & Other Equity Interests
(Cost $37,893,808)                                                                                                     41,551,185
=================================================================================================================================

PREFERRED STOCKS--10.57%

BIOTECHNOLOGY--0.34%

Athersys Inc.-Pfd., Class F, Conv.
     (Acquired 04/17/00; Cost $5,000,000)           (a)(b)(c)(d)               416,667                                    595,929
---------------------------------------------------------------------------------------------------------------------------------
Cellomics, Inc.-Pfd.,
     Series NNN (Acquired 10/02/00;
     Cost $3,499,996)                               (a)(b)(c)(d)             8,869,999                                          0
---------------------------------------------------------------------------------------------------------------------------------
Cengent Therapeutics Inc.-Pfd.,
     Series D (Acquired 03/24/00;
     Cost $4,000,003)                               (a)(b)(c)(d)               650,407                                          0
---------------------------------------------------------------------------------------------------------------------------------
Ingenex, Inc.-Pfd.,
     Series B (Acquired 09/27/94; Cost $600,000)    (a)(b)(c)(d)               103,055                                          0
=================================================================================================================================
                                                                                                                          595,929
=================================================================================================================================

HEALTH CARE DISTRIBUTORS--2.43%

Locus Pharmaceuticals, Inc.-Pfd.,
     Series C (Acquired 11/21/00; Cost $4,500,000)  (a)(b)(c)(d)             2,000,000                                  3,340,000
---------------------------------------------------------------------------------------------------------------------------------
     Series D (Acquired 09/06/01;
     Cost $2,352,940)                               (a)(b)(c)(d)               588,235                                    982,352
=================================================================================================================================
                                                                                                                        4,322,352
=================================================================================================================================

HEALTH CARE EQUIPMENT--7.45%

Adeza Biomedical Corp.-Pfd.,
     Series 2, Conv. (Acquired 12/21/94;
     Cost $999,998)                                 (a)(b)(c)(d)               416,666                                  3,595,828
---------------------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp.-Pfd.,
     Series 5, Conv. (Acquired 09/20/01;
     Cost $449,999)                                 (a)(b)(c)(d)                97,192                                    838,767
---------------------------------------------------------------------------------------------------------------------------------
DexCom, Inc.-Pfd.,
     Series B (Acquired 12/20/00;
     Cost $1,000,000)                               (a)(b)(c)(d)               694,444                                  1,597,221
---------------------------------------------------------------------------------------------------------------------------------
     Series C (Acquired 06/03/02;
     Cost $1,000,000)                               (a)(b)(c)(d)               434,782                                    999,999
---------------------------------------------------------------------------------------------------------------------------------
Masimo Corp.-Pfd.,
     Series C (Acquired 10/07/98;
     Cost $1,000,000)                               (a)(b)(c)(d)               125,000                                  1,000,000
---------------------------------------------------------------------------------------------------------------------------------


I-AHS-QTR-1                            F-3

                                                                                                                      MARKET
                                                                               SHARES                                 VALUE
=================================================================================================================================
Health Care Equipment--(Continued)
     Series F, Conv. (Acquired 09/14/99;
     Cost $174,999)                              (a)(b)(c)(d)                   15,909                                $   174,999
---------------------------------------------------------------------------------------------------------------------------------
Neothermia Corp.-Pfd.,
     Series C (Acquired 03/26/01;
     Cost $2,000,001)                            (a)(b)(c)(d)                2,439,026                                  2,463,416
---------------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.-Pfd.,
     Series A-1 (Acquired 02/25/98-04/23/04;
     Cost $7,163,412)                            (a)(b)(c)(d)(e)             1,545,398                                  1,143,595
---------------------------------------------------------------------------------------------------------------------------------
Syrrx, Inc.-Pfd.,
     Series C (Acquired 01/10/01;
     Cost $4,000,003)                            (a)(b)(c)(d)                  615,385                                  1,415,385
=================================================================================================================================
                                                                                                                       13,229,210
=================================================================================================================================

PHARMACEUTICALS--0.35%

Predix Pharmaceuticals, Inc.-Pfd.,
     Series AB, Conv. (Acquired 11/07/97-
     09/21/04; Cost $1,511,467)                  (a)(b)(c)(d)                1,471,072                                    324,180
---------------------------------------------------------------------------------------------------------------------------------
     Series C, Conv. (Acquired 08/05/04;
     Cost $187,323)                              (a)(b)(c)(d)                  850,039                                    187,323
---------------------------------------------------------------------------------------------------------------------------------
Scimagix Inc.-Pfd.,
     Series C (Acquired 05/24/01;
     Cost $1,350,000)                            (a)(b)(c)(d)                  641,635                                    102,662
=================================================================================================================================
                                                                                                                          614,165
=================================================================================================================================
     Total Preferred Stocks (Cost $40,790,141)                                                                         18,761,656
=================================================================================================================================

                                                                               PRINCIPAL
                                                                                 AMOUNT
=================================================================================================================================
BONDS & NOTES--0.08%

HEALTH CARE EQUIPMENT--0.08%

Sensys Medical, Inc., Notes, 8.00%, 06/30/05
     (Acquired 04/23/04-10/13/04; Cost $151,543) (b)(c)(d)(e)                $ 151,543                                    151,543
=================================================================================================================================

                                                                                SHARES
=================================================================================================================================
MONEY MARKET FUNDS--3.13%

Premier Portfolio   (Cost $5,558,929)            (h)                         5,558,929                                  5,558,929
=================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $190,501,098)                                                                      $177,511,370
=================================================================================================================================

                                                                                SHARES
                                                                                 SOLD                                MARKET
                                                                                 SHORT                               VALUE
=================================================================================================================================
SECURITIES SOLD SHORT --1.79% (i)

COMMON STOCKS--1.79%

BIOTECHNOLOGY--1.79%

Applera Corp.-Celera Genomics Group                                            150,000                                $ 2,112,000
---------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.                                                    100,000                                  1,062,000
=================================================================================================================================
     Total Common Stock Securities Sold Short
            (Total Proceeds $2,886,497)                                                                               $ 3,174,000
=================================================================================================================================


I-AHS-QTR-1                            F-4

Investment Abbreviations:

ADR   -  American Depositary Receipt
Conv. -  Convertible
Pfd.  -  Preferred
Wts.  -  Warrants

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at November 30, 2004 was $18,981,715, which represented 10.69% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2004 was $18,981,715, which represented 10.69% of the Fund's Total Investments. These securities are considered to be illiquid.

(d)      Security is considered venture capital. See Note 1H.

(e) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of November 30, 2004 was $1,295,826 which represented 0.73% of the Fund's Total Investments. See Note 2.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at November 30, 2004 was $17,892,163, which represented 10.08% of the Fund's Total Investments. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) Collateral on short sales was segregated by the Fund in the amount of $4,915,330, which represented 154.86% of the market value of securities sold short.


See accompanying notes which are an integral part of this schedule.


I-AHS-QTR-1                           F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

I-AHS-QTR-1                           F-6

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

                  The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

D. FOREIGN CURRENCY TRANSLATIONS - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between


I-AHS-QTR-1                           F-7
         currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. CALL OPTIONS - The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                  A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

                  An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. VENTURE CAPITAL - The Fund has invested in privately held venture capital companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are

I-AHS-QTR-1                           F-8
         valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                    UNREALIZED       MARKET
                             VALUE        PURCHASES    PROCEEDS       APPRECIATION       VALUE      DIVIDEND   REALIZED
FUND                        08/31/04       AT COST     FROM SALES    (DEPRECIATION)    11/30/04      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Premier Portfolio           $3,257,615  $56,812,620   $(54,511,306)  $          --    $ 5,558,929   $ 23,126   $       --
=========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                             MARKET                                    UNREALIZED       MARKET
                             VALUE        PURCHASES    PROCEEDS       APPRECIATION       VALUE      DIVIDEND   REALIZED
FUND                        08/31/04       AT COST     FROM SALES    (DEPRECIATION)    11/30/04      INCOME*   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Premier Portfolio           $ 385,495   $   67,238    $ (452,733)    $          --    $       --    $     735  $       --
=========================================================================================================================

*Dividend income is net of income rebate paid to security lending counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended November 30, 2004.

                             MARKET                                    UNREALIZED       MARKET
                             VALUE        PURCHASES    PROCEEDS       APPRECIATION       VALUE      DIVIDEND   REALIZED
FUND                        08/31/04       AT COST     FROM SALES    (DEPRECIATION)    11/30/04      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
GenoPlex, Inc.              $       --  $        --   $         --   $          --    $       --    $     --   $       --
-------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.               688           --             --              --           688          --           --
-------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.-Pfd.,
    Series A-1                 874,784      268,811             --              --     1,143,595          --           --
-------------------------------------------------------------------------------------------------------------------------
    Series A-D, Conv.          268,811           --       (268,811)             --            --          --           --
-------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.-Wts.,
    Expiring 08/13/06               --           --             --              --            --          --           --
-------------------------------------------------------------------------------------------------------------------------
    Expiring 09/17/06               --           --             --              --            --          --           --
-------------------------------------------------------------------------------------------------------------------------
    Expiring 10/19/06               --           --             --              --            --          --           --
-------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc.,
    Notes, 8.00%, 06/30/05     113,657       37,886             --              --       151,543          --           --
=========================================================================================================================
    Subtotal                $1,257,940  $   306,697   $   (268,811)  $          --    $1,295,826    $     --    $      --
=========================================================================================================================
    Total                   $4,901,050  $57,186,555   $(55,232,850)  $          --    $6,854,755    $ 23,861    $      --
=========================================================================================================================


I-AHS-QTR-1                           F-9

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At November 30, 2004, there were no securities on loan to brokers. For the three months ended November 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $735 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2004 was $96,561,478 and $116,513,566, respectively.


                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                      INVESTMENT SECURITIES ON A TAX BASIS

------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities              $ 20,982,716
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
    Investment securities                                                (35,667,748)
------------------------------------------------------------------------------------
    Securities sold short                                                   (298,652)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities     $(14,983,684)
====================================================================================

Cost of investments for tax purposes is $192,196,402.

Proceeds from securities sold short for investment purposes are $2,875,348.


I-AHS-QTR-1                           F-10

                              AIM MULTI-SECTOR FUND
           Quarterly Schedule of Portfolio Holdings o November 30,2004

              Effective October 15,2004, INVESCO Multi-Sector Fund
                       was renamed AIM Multi-Sector Fund


[YOUR GOALS. OUR SOLUTIONS]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              I-MSE-QTR-1 11/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
DOMESTIC COMMON STOCKS--81.77%

ADVERTISING--1.94%

Omnicom Group Inc.                                                                 21,680              $   1,756,080
====================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.65%

Polo Ralph Lauren Corp.                                                            14,880                    586,123
====================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.23%

Bank of New York Co., Inc. (The)                                                   23,200                    763,512
--------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                                  20,000                    588,400
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                           10,100                    662,863
====================================================================================================================
                                                                                                           2,014,775
====================================================================================================================

BIOTECHNOLOGY--2.60%

Amgen Inc.                                            (a)                          20,000                  1,200,800
--------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                                      (a)                           2,000                    117,360
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                 (a)                          30,000                  1,033,800
====================================================================================================================
                                                                                                           2,351,960
====================================================================================================================

BREWERS--0.69%

Anheuser-Busch Cos., Inc.                                                          12,530                    627,628
====================================================================================================================

BROADCASTING & CABLE TV--3.33%

Cablevision Systems Corp.-New York Group-Class A      (a)                          39,190                    836,707
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                 10,000                    336,800
--------------------------------------------------------------------------------------------------------------------
Comcast Corp.-Class A                                 (a)                          14,460                    434,379
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp.-Class A                 (a)                          12,290                    402,989
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Class A                           (a)                          96,350                    995,296
====================================================================================================================
                                                                                                           3,006,171
====================================================================================================================

CASINOS & GAMING--4.24%

Harrah's Entertainment, Inc.                                                       28,030                  1,721,042
--------------------------------------------------------------------------------------------------------------------
International Game Technology                                                      46,500                  1,643,775
--------------------------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                    (a)                           8,000                    464,720
====================================================================================================================
                                                                                                           3,829,537
====================================================================================================================

COMMODITY CHEMICALS--1.15%

Lyondell Chemical Co.                                                              37,000                  1,038,220
====================================================================================================================

I-MSE-QTR-1                           F-1

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
COMMUNICATIONS EQUIPMENT--2.66%

Cisco Systems, Inc.                                   (a)                          24,200              $     452,782
--------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                (a)                          40,500                  1,114,965
--------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                      20,000                    832,400
====================================================================================================================
                                                                                                           2,400,147
====================================================================================================================

COMPUTER HARDWARE--3.03%

Apple Computer, Inc.                                  (a)                          23,500                  1,575,675
--------------------------------------------------------------------------------------------------------------------
Dell Inc.                                             (a)                          28,800                  1,166,976
====================================================================================================================
                                                                                                           2,742,651
====================================================================================================================

CONSUMER FINANCE--1.16%

American Express Co.                                                                4,900                    272,979
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                         9,900                    777,942
====================================================================================================================
                                                                                                           1,050,921
====================================================================================================================

DIVERSIFIED BANKS--3.03%

Bank of America Corp.                                                              16,682                    771,876
--------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                       18,800                    557,044
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                     16,800                    869,400
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                   8,800                    543,576
====================================================================================================================
                                                                                                           2,741,896
====================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.50%

Cendant Corp.                                                                      19,930                    451,813
====================================================================================================================

DIVERSIFIED METALS & MINING--1.23%

CONSOL Energy Inc.                                                                 26,000                  1,110,200
====================================================================================================================

HEALTH CARE EQUIPMENT--3.98%

Baxter International Inc.                                                          21,800                    689,970
--------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                             6,000                    328,680
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                      11,900                    771,477
--------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                         (a)                          20,330                    655,236
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                    14,700                    706,335
--------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                (a)                          11,800                    450,052
====================================================================================================================
                                                                                                           3,601,750
====================================================================================================================

HEALTH CARE FACILITIES--0.92%

Community Health Systems Inc.                         (a)                          30,000                    829,500
====================================================================================================================

I-MSE-QTR-1                           F-2

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
HEALTH CARE SERVICES--0.40%

Caremark Rx, Inc.                                     (a)                          10,000              $     357,600
====================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.75%

Hilton Hotels Corp.                                                                21,300                    440,058
--------------------------------------------------------------------------------------------------------------------
Marriott International, Inc.-Class A                                                7,500                    426,375
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                          13,720                    717,419
====================================================================================================================
                                                                                                           1,583,852
====================================================================================================================

INTEGRATED OIL & GAS--4.12%

ConocoPhillips                                                                     10,000                    909,900
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  10,000                    512,500
--------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                   27,000                  2,303,370
====================================================================================================================
                                                                                                           3,725,770
====================================================================================================================

INTERNET RETAIL--1.46%

eBay Inc.                                             (a)                          10,500                  1,180,725
--------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp                                   (a)                           5,600                    138,264
====================================================================================================================
                                                                                                           1,318,989
====================================================================================================================

INTERNET SOFTWARE & SERVICES--2.37%

VeriSign, Inc.                                        (a)                          38,500                  1,266,650
--------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                           (a)                          23,300                    876,546
====================================================================================================================
                                                                                                           2,143,196
====================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.54%

Goldman Sachs Group, Inc. (The)                                                     4,500                    471,420
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                          19,500                  1,086,345
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                     14,600                    740,950
====================================================================================================================
                                                                                                           2,298,715
====================================================================================================================

IT CONSULTING & OTHER SERVICES--1.08%

Cognizant Technology Solutions Corp.-Class A          (a)                          25,700                    979,941
====================================================================================================================

LIFE & HEALTH INSURANCE--0.61%

Prudential Financial, Inc.                                                         11,300                    553,135
====================================================================================================================

MANAGED HEALTH CARE--2.12%

Aetna Inc.                                                                          3,900                    462,189
--------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                       (a)                          30,000                  1,452,000
====================================================================================================================
                                                                                                           1,914,189
====================================================================================================================

I-MSE-QTR-1                           F-3

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
MOVIES & ENTERTAINMENT--2.15%

News Corp.-Class A                                                                 50,780             $      898,298
--------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                      (a)                          38,447                    680,896
--------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class A                                                                10,120                    359,968
====================================================================================================================
                                                                                                           1,939,162
====================================================================================================================

MULTI-LINE INSURANCE--1.18%

American International Group, Inc.                                                  7,000                    443,450
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                       9,800                    627,200
====================================================================================================================
                                                                                                           1,070,650
====================================================================================================================

OFFICE ELECTRONICS--0.60%

Zebra Technologies Corp.-Class A                      (a)                          10,850                    545,538
====================================================================================================================

OIL & GAS DRILLING--0.86%

Rowan Cos., Inc.                                      (a)                          30,000                    777,000
====================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.86%

FMC Technologies, Inc.                                (a)                          25,400                    834,390
--------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                             (a)                          14,000                    847,980
====================================================================================================================
                                                                                                           1,682,370
====================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.15%

Apache Corp.                                                                       17,000                    919,020
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                14,000                  1,050,980
--------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                              (a)                          14,000                    879,900
====================================================================================================================
                                                                                                           2,849,900
====================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.85%

Valero Energy Corp.                                                                23,000                  1,076,170
--------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                          35,500                    591,785
====================================================================================================================
                                                                                                           1,667,955
====================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.06%

Citigroup Inc.                                                                     20,600                    921,850
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                               25,076                    944,111
====================================================================================================================
                                                                                                           1,865,961
====================================================================================================================

PHARMACEUTICALS--4.76%

Bristol-Myers Squibb Co.                                                           21,100                    495,850
--------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                             (a)                          26,000                  1,013,220
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                   6,500                    392,080
--------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                        45,000                  1,249,650
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                              29,000                  1,156,230
====================================================================================================================
                                                                                                           4,307,030
====================================================================================================================

I-MSE-QTR-1                           F-4

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
PROPERTY & CASUALTY INSURANCE--0.76%

St. Paul Travelers Cos., Inc. (The)                                                18,900         $          689,472
====================================================================================================================

PUBLISHING--1.46%

Gannett Co., Inc.                                                                   4,760                    392,652
--------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                 7,250                    493,653
--------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                         9,900                    429,363
====================================================================================================================
                                                                                                           1,315,668
====================================================================================================================

REGIONAL BANKS--1.36%

North Fork Bancorp., Inc.                                                          25,700                    740,160
--------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                      7,400                    492,100
====================================================================================================================
                                                                                                           1,232,260
====================================================================================================================

RESTAURANTS--0.49%

CBRL Group, Inc.                                                                   10,800                    440,316
====================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.93%

KLA-Tencor Corp.                                      (a)                          18,600                    838,116
====================================================================================================================

SEMICONDUCTORS--3.74%

Broadcom Corp.-Class A                                (a)                          24,800                    806,496
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        46,100                  1,030,335
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                          (a)                          35,600                    550,376
--------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                             41,200                    996,216
====================================================================================================================
                                                                                                           3,383,423
====================================================================================================================

SYSTEMS SOFTWARE--2.65%

Microsoft Corp.                                                                    48,000                  1,286,880
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                        (a)                          17,300                  1,103,913
====================================================================================================================
                                                                                                           2,390,793
====================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.12%

Fannie Mae                                                                          8,900                    611,430
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                         9,500                    648,470
--------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                              16,000                    658,880
====================================================================================================================
                                                                                                           1,918,780
====================================================================================================================

Total Domestic Common Stocks (Cost $62,490,823)                                                           73,929,153
====================================================================================================================

I-MSE-QTR-1                           F-5

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
FOREIGN STOCKS & OTHER EQUITY INTERESTS--14.74%

BELGIUM--0.78%

Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings) (b)                           8,990         $          702,508
====================================================================================================================

BERMUDA--2.94%

Marvell Technology Group Ltd. (Semiconductors)        (a)                          37,500                  1,202,250
--------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.  (Oil & Gas Drilling)         (a)                          10,000                    520,000
--------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
   Equipment & Services)                              (a)                          17,500                    934,150
====================================================================================================================
                                                                                                           2,656,400
====================================================================================================================

CANADA--1.25%

Talisman Energy Inc. (Oil & Gas Exploration & Production)                          40,000                  1,127,200
====================================================================================================================

CAYMAN ISLANDS--1.62%

ACE Ltd. (Property & Casualty Insurance)                                           17,100                    691,182
--------------------------------------------------------------------------------------------------------------------
Noble Corp. (Oil & Gas Drilling)                      (a)                          16,000                    775,200
====================================================================================================================
                                                                                                           1,466,382
====================================================================================================================

FINLAND --1.01%

Nokia Oyj-ADR (Communications Equipment)                                           56,300                    910,371
====================================================================================================================

FRANCE--2.05%

Sanofi-Aventis-ADR (Pharmaceuticals)                                               26,000                    981,760
--------------------------------------------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                                               8,000                    876,800
====================================================================================================================
                                                                                                           1,858,560
====================================================================================================================

ISRAEL--0.29%

Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                           9,500                    259,160
====================================================================================================================

JAPAN--0.24%

Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)      (b)                           4,400                    215,804
====================================================================================================================

NETHERLANDS--0.94%

Schlumberger Ltd. (Oil & Gas Equipment & Services)                                 13,000                    853,190
====================================================================================================================

PANAMA--0.58%

Carnival Corp. (Hotels, Resorts & Cruise Lines)                                     9,900                    524,799
====================================================================================================================

I-MSE-QTR-1                           F-6

                                                                                                         MARKET
                                                                               SHARES                    VALUE
====================================================================================================================
SWITZERLAND--0.42%

Novartis A.G.-ADR (Pharmaceuticals)                                                 7,900         $          379,595
====================================================================================================================

UNITED KINGDOM--2.62%

Allied Domecq PLC (Distillers & Vintners)             (b)                          59,810                    589,879
--------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (Integrated Oil & Gas)                                                  16,000                    981,600
--------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                           9,000                    382,860
--------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                           (b)                          37,780                    415,879
====================================================================================================================
                                                                                                           2,370,218
====================================================================================================================

Total Foreign Stocks & Other Equity Interests
   (Cost $10,503,776)                                                                                     13,324,187
====================================================================================================================


MONEY MARKET FUNDS--3.49%

Premier Portfolio   (Cost $3,151,558)                 (c)                       3,151,558                  3,151,558
====================================================================================================================

TOTAL INVESTMENTS--100.00%
   (Cost $76,146,157)                                                                             $       90,404,898
====================================================================================================================


Investment Abbreviations:

ADR                                  American Depositary Receipt


Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at November 30, 2004 was $1,924,070, which represented 2.13% of the Fund's Total Investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.



I-MSE-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

I-MSE-QTR-1                           F-8
         include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


I-MSE-QTR-1                           F-9

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2004.

                        MARKET                     PROCEEDS      UNREALIZED       MARKET
                        VALUE       PURCHASES       FROM        APPRECIATION       VALUE      DIVIDEND   REALIZED
FUND                  08/31/04      AT COST         SALES      (DEPRECIATION)    11/30/04      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Premier Portfolio  $ 2,605,685   $ 15,268,576  $ (14,722,703)   $          --   $ 3,151,558   $  14,612  $       --

--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2004 was $28,699,654 and $21,010,408, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 14,686,251
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (787,002)
==============================================================================
Net unrealized appreciation of investment securities              $ 13,899,249
==============================================================================
Cost of investments for tax purposes is $76,505,649.


I-MSE-QTR-1                           F-10

Item 2. Controls and Procedures.

       (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

       (b) There have been no changes in the Registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably like to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust

By:    /s/ ROBERT H. GRAHAM
       ---------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  January 28, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       ---------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  January 28, 2005


By:    /s/ SIDNEY M. DILGREN
       ---------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  January 28, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.